Reporting Segments (Tables)	6 Months Ended
Jun. 30, 2013
Segment Reporting [Abstract]
Segment information
The following tables set forth our segment information for the three and six months ended June 30, 2013 and 2012 (in thousands):

	Three Months Ended
	June 30,
	2013				2012
	Gathering and Processing	Transmission	Terminals	Total	Gathering and Processing	Transmission	Total
Revenue	$49,175	$24,653	$2,866	$76,694	$28,218	$11,269	$39,487
Gain on commodity derivatives, net	914	—	—	914	3,835	—	3,835
Total revenue	50,089	24,653	2,866	77,608	32,053	11,269	43,322
Operating expenses:
Purchases of natural gas, NGLs and condensate	40,366	17,030	—	57,396	20,278	7,664	27,942
Direct operating expenses	3,565	3,556	631	7,752	2,069	1,125	3,194
Selling, general and administrative expenses				5,166			3,668
Equity compensation expense				1,097			467
Depreciation, amortization and accretion expense				8,745			5,092
Total operating expenses:				80,156			40,363
Gain on sale of assets, net				—			117
Loss on impairment of property, plant and equipment				(15,232)			—
Operating loss				(17,780)			3,076
Interest and other expense				(2,591)			(825)
Net loss before income tax benefit				(20,371)			2,251
Income tax benefit				375			—
Net loss from continuing operations				(19,996)			2,251
(Loss) gain on discontinued operations				(1,930)			76
Net (loss) income				(21,926)			2,327
Less: Net income attributable to noncontrolling interests				188			—
Net (loss) income attributable to the Partnership				$(22,114)			$2,327
Segment gross margin (a) (b)	$9,340	$7,583	$2,235	$19,158	$8,468	$2,786	$11,254

	Six Months Ended
	June 30,
	2013				2012
	Gathering and Processing	Transmission	Terminals	Total	Gathering and Processing	Transmission	Total
Revenue	$94,297	$39,316	$2,866	$136,479	$59,670	$24,407	$84,077
Gain on commodity derivatives, net	609	—	—	609	4,103	—	4,103
Total revenue	94,906	39,316	2,866	137,088	63,773	24,407	88,180
Operating expenses:
Purchases of natural gas, NGLs and condensate	$77,067	$27,631	$—	$104,698	$42,670	$16,041	$58,711
Direct operating expenses	6,982	4,941	631	12,554	3,871	2,208	6,079
Selling, general and administrative expenses				8,591			6,997
Equity compensation expense				1,485			798
Depreciation, amortization and accretion expense				14,391			10,218
Total operating expenses:				141,719			82,803
Gain on involuntary conversion of property, plant and equipment				343			—
Gain on sale of assets, net				—			122
Loss on impairment of property, plant and equipment				(15,232)			—
Operating loss				(19,520)			5,499
Interest and other expense				(4,322)			(1,582)
Net loss before income tax benefit				(23,842)			3,917
Income tax benefit				375			—
Net loss from continuing operations				(23,467)			3,917
(Loss) gain on discontinued operations (c)				(1,857)			101
Net (loss) income				(25,324)			4,018
Less: Net income attributable to noncontrolling interests				343			—
Net (loss) income attributable to the Partnership				$(25,667)			$4,018
Segment gross margin (a) (b)	$18,340	$11,581	$2,235	$32,156	$17,012	$6,803	$23,815

(a)
Segment gross margin for our Gathering and Processing segment consists of revenue, realized gain (loss) on commodity derivatives less construction, operating and maintenance agreement (“COMA”) income, less purchases of natural gas, NGLs and condensate (inclusive, of gross margin from discontinued operations). Segment gross margin for our Transmission segment consists of revenue, less COMA income, less purchases of natural gas. Gross margin consists of the sum of the segment gross margin amounts for each of these segments. As an indicator of our operating performance, gross margin should not be considered an alternative to, or more meaningful than, net income or cash flow from operations as determined in accordance with GAAP. Our gross margin may not be comparable to a similarly titled measure of another company because other entities may not calculate gross margin in the same manner. Effective October 1, 2012, we changed our segment gross margin measure to exclude COMA income. For the three months ended June 30, 2013 and 2012, $0.1 million and $0.1 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $0.8 million in COMA income was excluded from our Transmission segment gross margin, respectively. For the six months ended June 30, 2013 and 2012, $0.1 million and $0.6 million in COMA income was excluded from our Gathering and Processing segment gross margin, respectively and less than $0.1 million and $1.6 million in COMA income was excluded from our Transmission segment gross margin, respectively.

(b)
Segment gross margin for our Terminals segment consists of revenue generated from fee-based compensation on guaranteed "take or pay" contracts and throughput fees charged to our customers less direct operating expense which includes direct labor, general materials and supplies and direct overhead.

(c)	(Loss) gain on discontinued operations impacts our Gathering and Processing segme